Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains (losses) for the period included in earnings, Liabilities	¥ 8,315
Fair Value, Measurements, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,135,409	¥ 881,017
Total gains (losses) for the period included in earnings, Assets	68,815	51,944
Total gains (losses) for the period included in other comprehensive income, Assets	32,308	(16,012)
Purchases, Assets	708,270	675,013
Issues, Assets	674	653
Sales, Assets	(204,970)	(191,734)
Settlements, Assets	(570,658)	(414,592)
Transfers into Level 3, Assets	136,272	188,587
Transfers out of Level 3, Assets	(85,037)	(38,161)
Level 3 assets, Ending balance	1,219,735	1,135,409
Change in unrealized gains (losses) included in earnings for assets still held at period end	105,473	29,112
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	(2,212)	6,606
Total gains (losses) for the period included in earnings, Liabilities		(32,946)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(3,080)	937
Purchases, Liabilities	0	0
Issues, Liabilities	36,535	5,336
Sales, Liabilities	0	0
Settlements, Liabilities	(19,361)	(27,823)
Transfers into Level 3, Liabilities	5,364
Transfers out of Level 3, Liabilities	1,372	(10,654)
Level 3 liabilities, Ending balance	16,463	(2,212)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	15,532	(17,043)
Fair Value, Measurements, Recurring | Discontinued Operations, Held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains (losses) for the period included in earnings, Assets	(2,589)
Total gains (losses) for the period included in other comprehensive income, Assets	4,234
Purchases, Assets	770
Issues, Assets	0
Sales, Assets	0
Settlements, Assets	(4,247)
Transfers into Level 3, Assets	78,750
Transfers out of Level 3, Assets	0
Level 3 assets, Ending balance	76,918
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,461
Fair Value, Measurements, Recurring | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	0
Level 3 assets, Ending balance		0
Fair Value, Measurements, Recurring | Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	(2,212)	6,606
Total gains (losses) for the period included in earnings, Liabilities	8,315	(32,946)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(3,080)	937
Purchases, Liabilities	0	0
Issues, Liabilities	36,535	5,336
Sales, Liabilities	0	0
Settlements, Liabilities	(19,361)	(27,823)
Transfers into Level 3, Liabilities	5,364	(7,686)
Transfers out of Level 3, Liabilities	1,372	(10,654)
Level 3 liabilities, Ending balance	16,463	(2,212)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	15,532	(17,043)
Fair Value, Measurements, Recurring | Trading account, Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	756,413	525,946
Total gains (losses) for the period included in earnings, Assets	41,919	21,730
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	458,395	352,917
Issues, Assets	0	0
Sales, Assets	(197,245)	(189,980)
Settlements, Assets	(262,150)	(117,399)
Transfers into Level 3, Assets	665	190,391
Transfers out of Level 3, Assets	0	(27,192)
Level 3 assets, Ending balance	797,997	756,413
Change in unrealized gains (losses) included in earnings for assets still held at period end	40,113	23,477
Fair Value, Measurements, Recurring | Trading account, Debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,280	1,052
Total gains (losses) for the period included in earnings, Assets	287	625
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	31,591	49,637
Issues, Assets	0	0
Sales, Assets	(31,432)	(49,927)
Settlements, Assets	(15)	(59)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	(48)
Level 3 assets, Ending balance	1,711	1,280
Change in unrealized gains (losses) included in earnings for assets still held at period end	47	159
Fair Value, Measurements, Recurring | Trading account, Debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	77	144
Total gains (losses) for the period included in earnings, Assets	(68)	31
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	126	82
Issues, Assets	0	0
Sales, Assets	(100)	(180)
Settlements, Assets	0	0
Transfers into Level 3, Assets	648	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	683	77
Change in unrealized gains (losses) included in earnings for assets still held at period end	(69)	(5)
Fair Value, Measurements, Recurring | Trading account, Debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,000	0
Total gains (losses) for the period included in earnings, Assets	(2)	0
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	97,197	51,533
Issues, Assets	0	0
Sales, Assets	(98,176)	(50,533)
Settlements, Assets	(19)	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	0	1,000
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	0
Fair Value, Measurements, Recurring | Trading account, Debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	336,811	416,259
Total gains (losses) for the period included in earnings, Assets	26,692	12,808
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	270,974	106,308
Issues, Assets	0	0
Sales, Assets	(67,500)	(83,700)
Settlements, Assets	(251,746)	(114,864)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	315,231	336,811
Change in unrealized gains (losses) included in earnings for assets still held at period end	27,693	16,309
Fair Value, Measurements, Recurring | Trading account, Debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	277,635	6,651
Total gains (losses) for the period included in earnings, Assets	14,179	11,096
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	21,352	69,499
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	190,389
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	313,166	277,635
Change in unrealized gains (losses) included in earnings for assets still held at period end	14,179	11,096
Fair Value, Measurements, Recurring | Trading account, equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	139,610	101,840
Total gains (losses) for the period included in earnings, Assets	831	(2,830)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	37,155	75,858
Issues, Assets	0	0
Sales, Assets	(37)	(5,640)
Settlements, Assets	(10,370)	(2,476)
Transfers into Level 3, Assets	17	2
Transfers out of Level 3, Assets	0	(27,144)
Level 3 assets, Ending balance	167,206	139,610
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,737)	(4,082)
Fair Value, Measurements, Recurring | Trading derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	25,027	3,477
Total gains (losses) for the period included in earnings, Assets	23,754	45,361
Total gains (losses) for the period included in other comprehensive income, Assets	1,882	(104)
Purchases, Assets	51	597
Issues, Assets	674	653
Sales, Assets	0	0
Settlements, Assets	(16,312)	(20,689)
Transfers into Level 3, Assets	41,076	(2,159)
Transfers out of Level 3, Assets	(3,715)	(803)
Level 3 assets, Ending balance	71,089	25,027
Change in unrealized gains (losses) included in earnings for assets still held at period end	46,149	31,184
Fair Value, Measurements, Recurring | Trading derivatives—net | Interest rate contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	14,179	(750)
Total gains (losses) for the period included in earnings, Assets	(25,977)	14,401
Total gains (losses) for the period included in other comprehensive income, Assets	824	(32)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	9,696	1,405
Transfers into Level 3, Assets	39,609	(99)
Transfers out of Level 3, Assets	(838)	(746)
Level 3 assets, Ending balance	37,493	14,179
Change in unrealized gains (losses) included in earnings for assets still held at period end	4,410	11,807
Fair Value, Measurements, Recurring | Trading derivatives—net | Foreign exchange contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	7,283	5,005
Total gains (losses) for the period included in earnings, Assets	2,403	3,743
Total gains (losses) for the period included in other comprehensive income, Assets	206	(128)
Purchases, Assets	21	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	1,833	140
Transfers into Level 3, Assets	1,467	(1,480)
Transfers out of Level 3, Assets	(5,750)	3
Level 3 assets, Ending balance	7,463	7,283
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,640)	3,812
Fair Value, Measurements, Recurring | Trading derivatives—net | Equity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	623	(4,222)
Total gains (losses) for the period included in earnings, Assets	46,579	27,299
Total gains (losses) for the period included in other comprehensive income, Assets	858	55
Purchases, Assets	30	3
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(27,543)	(21,944)
Transfers into Level 3, Assets	0	(580)
Transfers out of Level 3, Assets	2,873	12
Level 3 assets, Ending balance	23,420	623
Change in unrealized gains (losses) included in earnings for assets still held at period end	42,546	15,660
Fair Value, Measurements, Recurring | Trading derivatives—net | Commodity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	(63)	(65)
Total gains (losses) for the period included in earnings, Assets	30	1
Total gains (losses) for the period included in other comprehensive income, Assets	(6)	1
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(6)	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	(45)	(63)
Change in unrealized gains (losses) included in earnings for assets still held at period end	30	1
Fair Value, Measurements, Recurring | Trading derivatives—net | Credit derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	2,271	2,727
Total gains (losses) for the period included in earnings, Assets	750	(166)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(292)	(290)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	2,729	2,271
Change in unrealized gains (losses) included in earnings for assets still held at period end	819	(182)
Fair Value, Measurements, Recurring | Trading derivatives—net | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	734	782
Total gains (losses) for the period included in earnings, Assets	(31)	83
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	594
Issues, Assets	674	653
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	(72)
Level 3 assets, Ending balance	29	734
Change in unrealized gains (losses) included in earnings for assets still held at period end	(16)	86
Fair Value, Measurements, Recurring | Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	289,616	274,930
Total gains (losses) for the period included in earnings, Assets	277	6,710
Total gains (losses) for the period included in other comprehensive income, Assets	25,143	(14,559)
Purchases, Assets	236,786	308,672
Issues, Assets	0	0
Sales, Assets	0	(11)
Settlements, Assets	(287,747)	(276,234)
Transfers into Level 3, Assets	15,651	70
Transfers out of Level 3, Assets	(66,790)	(9,962)
Level 3 assets, Ending balance	212,936	289,616
Change in unrealized gains (losses) included in earnings for assets still held at period end	12,545	(2,779)
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Discontinued Operations, Held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	0
Total gains (losses) for the period included in earnings, Assets	(963)
Total gains (losses) for the period included in other comprehensive income, Assets	3,791
Purchases, Assets	1
Issues, Assets	0
Sales, Assets	0
Settlements, Assets	(4,247)
Transfers into Level 3, Assets	66,680
Transfers out of Level 3, Assets	0
Level 3 assets, Ending balance	65,262	0
Change in unrealized gains (losses) included in earnings for assets still held at period end	5,737
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	16,718	15,767
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	607	(888)
Purchases, Assets	5,163	3,518
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(5,964)	(1,679)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(4,634)	0
Level 3 assets, Ending balance	11,890	16,718
Change in unrealized gains (losses) included in earnings for assets still held at period end	87	473
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	162	10,108
Total gains (losses) for the period included in earnings, Assets	(328)	(8)
Total gains (losses) for the period included in other comprehensive income, Assets	68	(1)
Purchases, Assets	557	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(114)	(45)
Transfers into Level 3, Assets	2,854	70
Transfers out of Level 3, Assets	(110)	(9,962)
Level 3 assets, Ending balance	3,089	162
Change in unrealized gains (losses) included in earnings for assets still held at period end	(265)	(10)
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	15	15
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	15	15
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	0
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,599	1,977
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	104	(346)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	(11)
Settlements, Assets	(524)	(21)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(1,179)	0
Level 3 assets, Ending balance	0	1,599
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	(163)
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	136,920	140,875
Total gains (losses) for the period included in earnings, Assets	580	6,718
Total gains (losses) for the period included in other comprehensive income, Assets	14,066	(7,958)
Purchases, Assets	231,039	267,767
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(258,226)	(270,482)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	124,379	136,920
Change in unrealized gains (losses) included in earnings for assets still held at period end	6,651	(4,047)
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	134,202	106,188
Total gains (losses) for the period included in earnings, Assets	25	0
Total gains (losses) for the period included in other comprehensive income, Assets	10,298	(5,366)
Purchases, Assets	27	37,387
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(22,919)	(4,007)
Transfers into Level 3, Assets	12,797	0
Transfers out of Level 3, Assets	(60,867)	0
Level 3 assets, Ending balance	73,563	134,202
Change in unrealized gains (losses) included in earnings for assets still held at period end	6,072	968
Fair Value, Measurements, Recurring | Investment securities, equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	45,569	39,963
Total gains (losses) for the period included in earnings, Assets	5,856	(3,231)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	9,899	10,481
Issues, Assets	0	0
Sales, Assets	(3,113)	(1,725)
Settlements, Assets	0	0
Transfers into Level 3, Assets	130	285
Transfers out of Level 3, Assets	(2,458)	(204)
Level 3 assets, Ending balance	55,883	45,569
Change in unrealized gains (losses) included in earnings for assets still held at period end	3,960	(4,150)
Fair Value, Measurements, Recurring | Investment securities, equity securities | Nonmarketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	45,569	39,963
Total gains (losses) for the period included in earnings, Assets	5,856	(3,231)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	9,899	10,481
Issues, Assets	0	0
Sales, Assets	(3,113)	(1,725)
Settlements, Assets	0	0
Transfers into Level 3, Assets	130	285
Transfers out of Level 3, Assets	(2,458)	(204)
Level 3 assets, Ending balance	55,883	45,569
Change in unrealized gains (losses) included in earnings for assets still held at period end	3,960	(4,150)
Fair Value, Measurements, Recurring | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	18,784	36,701
Total gains (losses) for the period included in earnings, Assets	(402)	(18,626)
Total gains (losses) for the period included in other comprehensive income, Assets	1,049	(1,349)
Purchases, Assets	2,369	2,346
Issues, Assets	0	0
Sales, Assets	(4,612)	(18)
Settlements, Assets	(202)	(270)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(12,074)	0
Level 3 assets, Ending balance	4,912	18,784
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,245	(18,620)
Fair Value, Measurements, Recurring | Other | Discontinued Operations, Held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	0
Total gains (losses) for the period included in earnings, Assets	(1,626)
Total gains (losses) for the period included in other comprehensive income, Assets	443
Purchases, Assets	769
Issues, Assets	0
Sales, Assets	0
Settlements, Assets	0
Transfers into Level 3, Assets	12,070
Transfers out of Level 3, Assets	0
Level 3 assets, Ending balance	11,656	¥ 0
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ (4,276)